Investments, AFS debt securities - Gross Unrealized Losses and Fair Value of Available for Sale Debt Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	₨ 53,658.8	$ 628.1	₨ 688,638.6
Less Than 12 Months Unrealized Losses	888.8	10.4	835.6
12 Months or Greater Fair Value	968,876.7	11,341.2	3,017,836.7
12 Months or Greater Unrealized Losses	13,220.4	154.8	75,328.8
Fair Value	1,022,535.5	11,969.3	3,706,475.3
Unrealized Losses	14,109.2	$ 165.2	76,164.4
Debt securities, other than asset and mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	53,658.8		688,638.6
Less Than 12 Months Unrealized Losses	888.8		835.6
12 Months or Greater Fair Value	952,922.6		2,956,555.9
12 Months or Greater Unrealized Losses	13,152.5		74,685.3
Fair Value	1,006,581.4		3,645,194.5
Unrealized Losses	14,041.3		75,520.9
Debt securities, other than asset and mortgage-backed securities | Government of India securities
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	4,657.3		566,117.5
Less Than 12 Months Unrealized Losses	70.2		177.4
12 Months or Greater Fair Value	542,172.0		2,179,342.3
12 Months or Greater Unrealized Losses	6,007.0		52,035.9
Fair Value	546,829.3		2,745,459.8
Unrealized Losses	6,077.2		52,213.3
Debt securities, other than asset and mortgage-backed securities | State government securities
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	254.0		103,876.2
Less Than 12 Months Unrealized Losses	1.6		199.2
12 Months or Greater Fair Value	215,435.8		440,474.4
12 Months or Greater Unrealized Losses	2,496.5		12,035.2
Fair Value	215,689.8		544,350.6
Unrealized Losses	2,498.1		12,234.4
Debt securities, other than asset and mortgage-backed securities | Government securities outside India
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	0.0		0.0
Less Than 12 Months Unrealized Losses	0.0		0.0
12 Months or Greater Fair Value	854.4		814.3
12 Months or Greater Unrealized Losses	0.3		18.4
Fair Value	854.4		814.3
Unrealized Losses	0.3		18.4
Debt securities, other than asset and mortgage-backed securities | Credit substitutes
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	15,060.8		5,745.3
Less Than 12 Months Unrealized Losses	197.0		293.3
12 Months or Greater Fair Value	48,115.3		97,997.4
12 Months or Greater Unrealized Losses	405.7		1,739.3
Fair Value	63,176.1		103,742.7
Unrealized Losses	602.7		2,032.6
Debt securities, other than asset and mortgage-backed securities | Other corporate/financial institution bonds
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	33,686.7		12,899.6
Less Than 12 Months Unrealized Losses	620.0		165.7
12 Months or Greater Fair Value	146,345.1		237,927.5
12 Months or Greater Unrealized Losses	4,243.0		8,856.5
Fair Value	180,031.8		250,827.1
Unrealized Losses	4,863.0		9,022.2
Mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	0.0		0.0
Less Than 12 Months Unrealized Losses	0.0		0.0
12 Months or Greater Fair Value	10.8		13.5
12 Months or Greater Unrealized Losses	0.8		1.2
Fair Value	10.8		13.5
Unrealized Losses	0.8		1.2
Asset-backed securities
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	0.0		0.0
Less Than 12 Months Unrealized Losses	0.0		0.0
12 Months or Greater Fair Value	15,943.3		61,267.3
12 Months or Greater Unrealized Losses	67.1		642.3
Fair Value	15,943.3		61,267.3
Unrealized Losses	₨ 67.1		₨ 642.3